OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET
NOTE 6:	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	December 31,
	2010	2011

Original amounts:

Customer relationship	$789	$9,130
Technology	943	5,705
Long-term contracts	-	921

	1,732	15,756

Accumulated amortization:

Customer relationship	78	763
Technology	109	513
Long-term contracts	-	287

	187	1,563

Other intangible assets, net	$1,545	$14,193

c.	Amortization of other intangible assets was $ 493, $ 506 and $ 1,449 for 2009, 2010 and 2011, respectively.

d.	Estimated amortization expense for future periods:

For the year ended December 31,

2012	$2,628
2013	2,047
2014	2,111
2015	1,986
2016	1,606
2017 and thereafter	3,815

$14,193